Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Tech Hardware Portfolio - Select Tech Hardware Portfolio
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(13.80%)
Annual Return 2016	15.81%
Annual Return 2017	33.74%
Annual Return 2018	(5.88%)
Annual Return 2019	40.04%
Annual Return 2020	45.90%
Annual Return 2021	23.61%
Annual Return 2022	(28.55%)
Annual Return 2023	33.51%
Annual Return 2024	22.44%